COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

	Facilities	Equipment

Year ending March 31, 2016	$56,333	$10,436
Year ending March 31, 2017	94,293	10,436
Year ending March 31, 2018	87,648	4,348
Year ending March 31, 2018	42,000	-

Total Minimum Lease Payments:	$280,274	$25,220